NOTE 29. RESERVES	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Note 29. RESERVES

Note 29. RESERVES

(a)	The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations to Australian dollars.
(b)	In 2020, the other reserve represented the following:
(i) On May 25, 2020, the movement in other reserves represents the release of the reserve to accumulated losses as a result of the disposal of the subsidiaries Marvel Digital Limited ("MDL") (Note 27).
(ii)

On September 17, 2020, the Company issued a total of 500,000 shares at a price of US$3.00 per share for a total payment of US$1,500,000 (equivalent to about A$2,060,000) for the acquisition of 51% equity interest in Sunup Holdings Limited, of which included the valuation of filter equipment for a total of A$2,011,000 attributable to the Company.

In 2019, the other reserve represented the following:

The movement in other reserves represents the release of the reserve to accumulated losses as a result of the redemption of the Convertible Bonds.